Schedule I - Condensed Financial Information of Parent Company - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended
	Jul. 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Discontinued Operations [Member] Phi [Member]	Jun. 30, 2013 Discontinued Operations [Member] Phi [Member]	Sep. 30, 2013 Discontinued Operations [Member] Phi [Member]	Sep. 30, 2013 Discontinued Operations [Member] Phi [Member] Proceeds From Early Termination [Member]	Sep. 30, 2013 Discontinued Operations [Member] Phi [Member] Payment Paid From Early Termination [Member]	Dec. 31, 2012 Adjustment [Member]
Ownership percentage of significant subsidiaries			100.00%
Deferred tax liability			$ 3,208	$ 2,895						$ 32
Early termination agreement of leases					During the second and third quarters of 2013, PHI terminated early all of its interests in its six remaining cross-border energy lease investments.	During the second and third quarters of 2013, PHI terminated early all of its interests in its six remaining cross-border energy lease investments.
Aggregate of net cash proceeds (payments) of lease investments								873	2,000
Net pre tax gain / loss							3
Loss on early termination of finance leases held in trust, after tax							2
Proceeds from sale of Conectiv Energy wholesale power generation business	$ 1,640	$ 1,640